Other Financial Assets and Liabilities - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) bbl	Dec. 31, 2022 USD ($)
Other financial assets and liabilities [line items]
Hedging instrument, assets	$ 29.3
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 15.0	$ 72.0
Oil Swaps [Member]
Other financial assets and liabilities [line items]
Oil and gas sale price | bbl	75.7
Payments for hedge collateral	$ 506.0
Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Gain loss on financial liabilities at fair value through profit or loss	35.0
Derivative financial liabilities	$ 35.0	$ 0.0
Discount rate, measurement input [member] | Top of range [member] | Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Discount rate pre tax	7.12
Discount rate, measurement input [member] | Bottom of range [member] | Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Discount rate pre tax	5.39
Inflation Rate [Member] | Embedded Derivatives [Member] | Financial liabilities at fair value through profit or loss, category [member] | Long Term Sale And Gas Purchase Contract With Perdman [Member]
Other financial assets and liabilities [line items]
Discount rate pre tax	2.5